Fees Summary	Apr. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,764,000
Previously Paid Amount	0.00
Total Fee Amount	576.27
Total Offset Amount	0.00
Net Fee	576.27
Narrative - Max Aggregate Offering Price	$ 3,764,000
Final Prospectus	true